Post-Employment Benefits - Summary of Defined Contributions Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	$ 51	$ 47	$ 45	$ 98	$ 89
Defined contribution pension plans [member]
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	13	11	8	24	17
Government pension plans [member]
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	$ 38	$ 36	$ 37	$ 74	$ 72